Loans - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unamortized loan fee	$ 3,400	$ 3,300	$ 3,300	$ 4,400
Loans, net	1,975,050	1,926,034	1,866,182	1,713,364
Paycheck Protection Program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net	$ 5,700	$ 6,400	$ 7,900	$ 37,800